Acquired Properties, Net	12 Months Ended
Dec. 31, 2011
Mineral Properties Net [Abstract]
Acquired Properties

	2011	2010
	$	$

Acquired properties, at cost	2,010	2,168
Accumulated amortization	(1,231)	(1,332)
Net book value December 31,	779	836

The decrease in the net book value includes the impact of the weakening of certain local functional currencies against the US dollar.